                                                                 File No. 28-671


_______________________________________________________________________________


                      Securities and Exchange Commission
                             Washington, DC  20549

                                   Form 13-F
                      ___________________________________

               Information Required of Institutional Investment
             Managers Pursuant to Section 13(f) of the Securities
                   Exchange Act of 1934 and Rules Thereunder

           Report for Calendar Year or Quarter Ended March 31, 1999

                      ___________________________________

                       If amended report check here:____

                           BAKER, FENTRESS & COMPANY
                  (Name of institutional investment manager)


                      200 West Madison Street, Suite 3510
                            Chicago, Illinois 60606
                              (Business address)

                        James P. Koeneman, 312/236-9190
                     Executive Vice President & Secretary
                (Person duly authorized to submit this report)

                      ___________________________________



The institutional investment manager submitting this form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Chicago and State of Illinois on this 28th day of April, 1999

                                  BAKER, FENTRESS & COMPANY



                                    /s/ James P. Koeneman
                                  --------------------------------------
                                  James P. Koeneman
                                  Executive Vice President & Secretary

Name and 13-F file numbers of all institutional investment managers with respect to which this schedule is filed (other than the one filing this report): None
________________________________________________________________________________

                               Page 1 of 3 pages
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As of September 30, 1998

                                   FORM 13F
                                                                  (SEC USE ONLY)

Page 2 of 3      Name of Reporting Manager:  Baker, Fentress & Company
File Number:  28-671



Additional securities over which Baker, Fentress & Company exercises investment discretion are being reported by John A. Levin & Co., Inc. (13-f File #28-1944). Baker Fentress has completed Form 13-F with respect to securities not otherwise reported.
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
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As of March 31, 1999
H:\13F\[13FMAR.XLS]report
                                   FORM 13-F

                                                                                              (SEC USE ONLY)

Page 3 of 3                      Name of Reporting Manager:  Baker, Fentress & Company          File No. 28-671



                                                                                                          Item 8
                                                                                 Item 5       Item 6      Voting
                                      Item 2      Item 3          Item 4         Shares or    Investment  Authority
Item 1                                Title of    Cusip           Fair Mkt       Principal    Discretion  (shares)
Name of Issuer                        Class       Number          Value          Amount       (a) Sole *  (a) Sole *
-----------------------------------------------------------------------------------------------------------------------
PARACELSUS HEALTHCARE CORP            COM         698891 10 8       588,987         535,443      535,443     535,443

CONSOLIDATED TOMOKA LD CO             COM         210226 10 6    68,750,000       5,000,000    5,000,000   5,000,000

CITADEL COMMUNICATIONS CORP           COM         172853 20 2    61,163,727       1,839,511    1,839,511   1,839,511














Column total                                                    130,502,714

Aggregate total                                                 130,502,714


*Items 6(b), 7, 8(b), and 8(c) are omitted because no information is required under them. Baker, Fentress & Company is the sole manager, with sole investment discretion and sole voting authority over the securities.